Income taxes (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major Components Of Tax Expense (Income) [Line Items]
Statutory tax rate	26.50%	26.50%
Unrecognized deferred tax liabilities	$ 53,900	$ 114,600
Unrecognized deferred tax liabilities related to discontinued operations		77,000
Unrecognized deferred tax assets	$ 4,707	79,515
Unrecognized deferred tax assets related to discontinued operations		$ 75,200